Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales		$ 6,418		$ 6,763		$ 5,918
Cost of sales		(5,237)	[1]	(5,346)	[1]	(4,750)	[1]
Gross profit		1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses		(830)	[1]	(805)	[1]	(598)	[1]
Amortization of intangible assets		(51)		(62)		(61)
Research and development expenses		(104)	[1]	(98)	[1]	(70)
Other (charges) gains, net		(14)		(48)		(46)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(3)		(2)		8
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Interest expense		(185)		(221)		(204)
Refinancing expense	(3)	(3)		(3)		(16)
Interest income		2		3		7
Dividend income - cost investments		85		80		73
Other income (expense), net		5		14		7
Earnings (loss) from continuing operations before tax		321	[1]	467	[1]	433	[1]
Income tax (provision) benefit		55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from operation of discontinued operations		(6)		2		(80)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		29
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		0		0		0
Cost of sales		0		0		0
Gross profit		0		0		0
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		0		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		0		0
Operating profit (loss)		0		0		0
Equity in net earnings (loss) of affiliates		369	[1]	425	[1]	342	[1]
Interest expense		0		0		0
Refinancing expense		0		0		0
Interest income		0		0		0
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		(27)
Earnings (loss) from continuing operations before tax		369	[1]	425	[1]	315	[1]
Income tax (provision) benefit		3		2		(3)
Earnings (loss) from continuing operations		372	[1]	427	[1]	312	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		0		0		0
Cost of sales		0		0		0
Gross profit		0		0		0
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		0		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		0		0
Operating profit (loss)		0		0		0
Equity in net earnings (loss) of affiliates		473	[1]	590	[1]	486	[1]
Interest expense		(198)		(217)		(173)
Refinancing expense		(3)		(3)		(16)
Interest income		59		23		21
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		2
Earnings (loss) from continuing operations before tax		331	[1]	393	[1]	320	[1]
Income tax (provision) benefit		38		32		22
Earnings (loss) from continuing operations		369	[1]	425	[1]	342	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		369	[1]	425	[1]	342	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		369	[1]	425	[1]	342	[1]
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		2,692		2,572		2,277
Cost of sales		(1,906)	[1]	(1,861)	[1]	(1,712)	[1]
Gross profit		786	[1]	711	[1]	565	[1]
Selling, general and administrative expenses		(440)	[1]	(402)	[1]	(258)	[1]
Amortization of intangible assets		(18)		(17)		(14)
Research and development expenses		(74)	[1]	(67)	[1]	(43)	[1]
Other (charges) gains, net		17		23		68
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		(1)		(1)		3
Operating profit (loss)		270	[1]	247	[1]	321	[1]
Equity in net earnings (loss) of affiliates		199	[1]	165		153
Interest expense		(42)		(41)		(38)
Refinancing expense		0		0		0
Interest income		65		48		30
Dividend income - cost investments		0		0		0
Other income (expense), net		(10)		(39)		(52)
Earnings (loss) from continuing operations before tax		482	[1]	380	[1]	414	[1]
Income tax (provision) benefit		(16)	[1]	(49)	[1]	(59)	[1]
Earnings (loss) from continuing operations		466	[1]	331	[1]	355	[1]
Earnings (loss) from operation of discontinued operations		(5)		3		(78)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		28
Earnings (loss) from discontinued operations		(3)		2		(48)
Net earnings (loss)		463	[1]	333	[1]	307	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		463	[1]	333	[1]	307	[1]
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		4,829		5,240		4,570
Cost of sales		(4,423)	[1]	(4,510)	[1]	(3,980)	[1]
Gross profit		406	[1]	730	[1]	590	[1]
Selling, general and administrative expenses		(390)	[1]	(403)	[1]	(340)	[1]
Amortization of intangible assets		(33)		(45)		(47)
Research and development expenses		(30)	[1]	(31)	[1]	(27)	[1]
Other (charges) gains, net		(22)		(71)		(114)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(2)		0		5
Operating profit (loss)		(75)	[1]	180	[1]	64	[1]
Equity in net earnings (loss) of affiliates		201		166		126
Interest expense		(73)		(41)		(46)
Refinancing expense		0		0		0
Interest income		6		10		9
Dividend income - cost investments		85		80		73
Other income (expense), net		15		53		84
Earnings (loss) from continuing operations before tax		159	[1]	448	[1]	310	[1]
Income tax (provision) benefit		15	[1]	(35)	[1]	(30)	[1]
Earnings (loss) from continuing operations		174	[1]	413	[1]	280	[1]
Earnings (loss) from operation of discontinued operations		(1)		(1)		(2)
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		1
Earnings (loss) from discontinued operations		(1)		(1)		(1)
Net earnings (loss)		173	[1]	412	[1]	279	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		173	[1]	412	[1]	279	[1]
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		(1,103)		(1,049)		(929)
Cost of sales		1,092		1,025		942
Gross profit		(11)		(24)		13
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		(9)		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		(1)		0
Operating profit (loss)		(20)		(25)		13
Equity in net earnings (loss) of affiliates		(1,000)	[1]	(1,154)		(939)	[1]
Interest expense		128		78		53
Refinancing expense		0		0		0
Interest income		(128)		(78)		(53)
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		0
Earnings (loss) from continuing operations before tax		(1,020)	[1]	(1,179)	[1]	(926)	[1]
Income tax (provision) benefit		15		9		(2)
Earnings (loss) from continuing operations		(1,005)	[1]	(1,170)	[1]	(928)	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		(1,005)	[1]	(1,170)	[1]	(928)	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		$ (1,005)	[1]	$ (1,170)	[1]	$ (928)	[1]

[1]	As Adjusted (Note 2)